Blue Chip Growth Fund Expense Example, No Redemption - Class A C [Member] - Blue Chip Growth Fund - Class C	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 289
Expense Example, No Redemption, 3 Years	587
Expense Example, No Redemption, 5 Years	1,010
Expense Example, No Redemption, 10 Years	$ 2,007